Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Wells unassigned to a reserve:
Balance at the beginning of the year	$ 17,088,277
Balance at the end of the period	12,796,940
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year	15,573,570	$ 18,940,360
Additions to construction in progress	4,102,723	32,273,388
Transfers against expenses	(3,363,914)	(25,944,025)
Transfers against fixed assets	(4,991,275)	(9,696,153)
Balance at the end of the period	$ 11,321,104	$ 15,573,570